Investment Objectives and Goals - Toews Agility Shares Dynamic Tactical Income ETF	Aug. 26, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks to provide income.
Objective, Secondary [Text Block]	A secondary objective of the Fund is to limit risk during unfavorable market conditions.